SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of the Company's segment net sales, gross profit and income before income taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2018, 2017 and 2016 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
		net		net		net
Sales by Segment	2018	sales	2017	sales	2016	sales
	(in thousands, except percentages)
Equipment	$97,680	84%	$77,283	79%	$61,735	71%
Services	18,264	16%	21,009	21%	24,777	29%
Total	$115,944	100%	$98,292	100%	$86,512	100%

	Years Ended December 31,
		Gross		Gross		Gross
		Profit		Profit		Profit
Gross profit by Segment	2018	%	2017	%	2016	%
	(in thousands, except percentages)
Equipment	$25,598	26%	$26,647	34%	$20,263	33%
Services	6,670	37%	6,499	31%	8,093	33%
Total	$32,268	28%	$33,146	34%	$28,356	33%

	Years ended December 31,
Segment Margin and Income before income taxes	2018	2017	2016
	(in thousands)
Equipment	$13,398	$16,847	$12,010
Services	6,670	6,499	8,093
Total Segment Margin	20,068	23,346	20,103
General and Corporate	(15,626)	(15,102)	(19,183)
Income before income taxes	$4,442	$8,244	$920

Schedule of sales data by geographical area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2018	Sales	2017	sales	2016	sales
	(in thousands, except percentages)
Net Sales by Region
China	$3,146	3%	$2,926	3%	$4,021	5%
India	70,106	60%	42,352	43%	33,021	38%
Japan	35,504	31%	49,185	50%	45,561	52%
Taiwan	6,445	6%	3,018	3%	3,217	4%
Other	743	1%	811	1%	692	1%
Total	$115,944	100%	$98,292	100%	$86,512	100%

Schedule of long-lived assets, consisting of property, plant and equipment, by geographical area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2018	2017
	(in thousands)
China	$1,058	$1,369
Other	200	345
Total long-lived assets	$1,258	$1,714